Cash and cash equivalents including restricted cash	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents including restricted cash [Abstract]
Cash and cash equivalents including restricted cash
17.	Cash and cash equivalents including restricted cash

	2024 US$’000	2023 US$’000
Cash at bank and on hand	195,271	141,621
Cash retained in the commercial pools	88,297	80,900
Restricted cash	13,542	13,381
	297,110	235,902
Less: Restricted cash	(13,542)	(13,381)
Cash and cash equivalents	283,568	222,521

Cash at bank and on hand includes fixed deposits placed in various financial institutions, which bear interest from 4.00% to 5.48% (2023: 3.05% to 5.56%), with varying periods to maturity.

For the financial years ended 2024 and 2023, the restricted cash represents amounts placed in debt service reserve accounts for sale and leaseback financing, as well as cash from FFA collateral accounts. This restricted cash is not available to finance the Group’s day to day operations.

The cash retained in the commercial pools represents cash in the pool bank accounts that are opened in the name of the Group’s pool management company and can only be used for the operation of vessels within the commercial pools.